                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 1998
                                                   -----------------


Check here if Amendment [X]              Amendment Number :   3
                                                           -------
   This Amendment (Check only one):   [X] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28- 2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

                /s/ E.J. Bird                 Greenwich, CT                     February 13, 2002
          --------------------------------    -----------------------          -------------------
           (Signature)                        (City, State)                          (Date)

Report Type ( Check only one):

   [X]    13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ]    13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ]    13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     29
Form 13F Information Table Value Total:            $ 1,533,359
                                                (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F Information Table


        COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
------------------------ --------    ----------- ---------   --------------------  ----------  -------- ---------------------------
                                                    FAIR
                                                   MARKET
                         TITLE OF      CUSIP       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       CLASS       NUMBER     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  (A)SOLE  (B)SHARED  (C)NONE
------------------------ --------    ----------- --------  ----------  ---  ----  ----------  --------  ---------------------------
Anchor Gaming            Common      033037-102     1,238      21,959   SH          DEFINED                21,959
Anchor Gaming            Common      033037-102     6,508     115,441   SH           SOLE                 115,441
Amp Inc.                 Common      03189710-1    32,882     631,595   SH          DEFINED               631,595
Amp Inc.                 Common      03189710-1   168,907   3,244,319   SH           SOLE               3,244,319
Autozone Inc.            Common      053332-10-2  216,142   6,562,154   SH          DEFINED             6,562,154
Autozone Inc.            Common      053332-10-2  324,502   9,852,046   SH           SOLE               9,852,046
Bankers Trust Corp.      Common      066365-10-7    1,195      13,986   SH          DEFINED                13,986
Bankers Trust Corp.      Common      066365-10-7    6,144      71,914   SH           SOLE                  71,914
Citigroup Inc.           Common      172967-10-1   15,964     322,508   SH          DEFINED               322,508
Citigroup Inc.           Common      172967-10-1   81,863   1,653,788   SH           SOLE               1,653,788
Dow Chemical  Co.        Common      260543-10-3   12,165     133,768   SH          DEFINED               133,768
Dow Chemical  Co.        Common      260543-10-3   62,468     686,932   SH           SOLE                 686,932
Footstar Inc.            Common      344912-10-0   17,879     715,145   SH          DEFINED               715,145
Footstar Inc.            Common      344912-10-0   91,804   3,672,155   SH           SOLE               3,672,155
Georgia Gulf Corp        Common      373200-20-3    4,589     285,656   SH          DEFINED               285,656
Georgia Gulf Corp        Common      373200-20-3   23,545   1,465,844   SH           SOLE               1,465,844
Guess Inc.               Common      401617-10-5    1,208     250,885   SH          DEFINED               250,885
Guess Inc.               Common      401617-10-5    6,196   1,287,415   SH           SOLE               1,287,415
International Business
  Machs                  Common      459200-10-1       27         147   SH          DEFINED                   147
International Business
  Machs                  Common      459200-10-1       10          53   SH           SOLE                      53
International Business
  Machs                  Options     459200-90-1   23,397       1,814   SH  Calls   DEFINED                 1,814
International Business
  Machs                  Options     459200-90-1  150,836      11,512   SH  Calls    SOLE                  11,512
Jostens Inc.             Common      481088-10-2    2,694     102,900   SH          DEFINED               102,900
Jostens Inc.             Common      481088-10-2   14,162     540,800   SH           SOLE                 540,800
Payless ShoeSource Inc.  Common      704379-10-6   12,823     270,663   SH          DEFINED               270,663
Payless ShoeSource Inc.  Common      704379-10-6   65,839   1,389,737   SH           SOLE               1,389,737
PS Group Inc.            Common      693624-10-8   14,080   1,198,270   SH           SOLE               1,198,270
Wells Fargo & Co         Common      949740-10-4   28,431     711,868   SH          DEFINED               711,868
Wells Fargo & Co         Common      949740-10-4  145,861   3,652,232   SH           SOLE               3,652,232

*Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.